SCHEDULE OF EFFECTIVE TAX RATE (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Singapore
HONG KONG
Operating Loss Carryforwards [Line Items]
Singapore	16.50%		16.50%
TAIWAN
Operating Loss Carryforwards [Line Items]
Singapore	20.00%	20.00%	20.00%
SINGAPORE
Operating Loss Carryforwards [Line Items]
Singapore	17.00%	17.00%	17.00%